Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, ₱ in Millions, $ in Millions																					1 Months Ended			12 Months Ended
	Feb. 15, 2024 ₱ / shares shares	Dec. 21, 2023 shares	Dec. 13, 2023 USD ($)	Aug. 28, 2023 shares	May 30, 2023 shares	Feb. 17, 2023 shares	Jul. 29, 2022 shares	Apr. 07, 2022	Jan. 20, 2022 shares	Sep. 24, 2021 shares	Sep. 21, 2021 ₱ / shares	Jun. 11, 2021 USD ($)	Apr. 16, 2020 USD ($)	Dec. 23, 2019 PHP (₱) ₱ / shares shares	Mar. 14, 2018	Aug. 24, 2016 ₱ / shares shares	May 30, 2016	May 30, 2015	Feb. 05, 2013	May 08, 2012	Jul. 31, 2021 PHP (₱)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Jun. 30, 2013	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2020 ₱ / shares shares	Dec. 31, 2012
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Economic Interest																		70.00%
Equity interest acquired																87.12%	50.00%
Total carrying values of intangible assets																								₱ 1,394	₱ 1,608
Goodwill																								62,941	62,941
Goodwill | shares																165,880,000
Percentage of outstanding common stock purchases under tender offer																12.82%
Tender offer to purchase common shares price per share | ₱ / shares																₱ 2.2
Tender offer expiration date																Oct. 20, 2016
Number of shares tendered | shares																107,000,000
Percentage of issued and outstanding common shares under shares tendered																8.30%
Carrying value of investments in joint ventures																								₱ 33,690	₱ 33,624
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																95.00%
Percentage of issued and outstanding capital stock																99.10%
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																	50.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																								36.97%	36.63%
Total consideration | $													$ 120.0
VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Excess of equity share in net losses over carrying value																								₱ 10	₱ 4
Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates															100.00%
C36.82lass B Convertible Preference Shares36.82august [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total consideration | $												$ 120.8
Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates								37.00%
Common B Shares [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Economic Interest											1.48%
Common B Shares [Member] | PLDT Capital [Member] | Events After Reporting Period [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Economic Interest	1.48%
Common B Shares [Member] | VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription price per share | ₱ / shares											₱ 0.1
Percentage of voting equity interests acquired											60.00%
Number of shares acquired | shares		1.8		7.1	2.7	8	2.7		6.2	8.9
Common B Shares [Member] | VFC and PFC [Member] | Events After Reporting Period [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription price per share | ₱ / shares	₱ 0.1
Percentage of voting equity interests acquired	60.00%
Number of shares acquired | shares	5,300,000
Class C2 Convertible Preference Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates			37.00%
Total consideration | $			$ 80.0
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																							40.00%				40.00%
Percentage of Economic Interest																				40.00%
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																			20.00%
AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																						20.00%		20.00%	20.00%
Total consideration																						₱ 503
Subscription price per share | ₱ / shares																						₱ 1
AF Payments, Inc. [Member] | Series B Preferred Stock
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																						503,000,000
Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates														33.30%												33.33%
Total consideration														₱ 10							₱ 30
Subscription price per share | ₱ / shares														₱ 1												₱ 1
subscribed shares equivalent to amount subscribed | shares														10,000,000												30,000,000
Carrying value of investments in joint ventures																								₱ 41	₱ 40